SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES (Details 1) ¥ in Thousands, $ in Thousands	Feb. 28, 2026 USD ($)	Feb. 28, 2026 JPY (¥)	Feb. 28, 2025 JPY (¥)
Accounting Policies [Abstract]
Accounts receivable, net	$ 11,826	¥ 1,845,518	¥ 2,538,235
Contract assets	21,465	3,349,714	2,009,556
Current portion of contract liabilities	9,038	1,410,253	708,035
Contract liabilities, non-current	$ 5,623	¥ 877,430	¥ 723,188